Schedule of Unrecognized Tax Benefits Which Would Lower Effective Tax Rate if Realized (Detail) - State and Local Jurisdiction - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Income Tax Contingency [Line Items]
Unrecognized tax benefit related to state tax issues	$ 12,425	$ 12,425
Interest receivable on unrecognized tax benefit related to state tax issues	$ 54	$ 58